Note 6 - Credit Assets, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - Provision for credit commitments [member] - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 7,279	$ 3,303
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	6,742
Provision (recovery) from reported ECL	$ (537)
Variance from reported ECL (%)	(7.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 7,198
Provision (recovery) from reported ECL	$ (80)
Variance from reported ECL (%)	(1.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 7,932
Provision (recovery) from reported ECL	$ 653
Variance from reported ECL (%)	9.00%